Equity (Schedule of Stock Options Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum	1.10%	1.60%	1.30%
Risk-free interest rate, Maximum	1.50%	1.90%	2.00%
Expected option term (years)		6 years
Expected share price volatility, Minimum	53.60%	50.10%	45.80%
Expected share price volatility, Maximum	56.10%	53.50%	47.60%
Dividend yield
Weighted average grant date fair value	$ 12.36	$ 15.49	$ 60.82
Minimum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term (years)	5 years 2 months 12 days		4 years 2 months 12 days
Maximum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term (years)	6 years		6 years 6 months